Principal accounting policies (Schedule of Cash and Cash Equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 233,385	¥ 1,524,982	$ 183,719	¥ 1,200,457	¥ 3,138,387	¥ 681,509
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	147,889		67,025
U.S. Dollars [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	3		3
U.S. Dollars [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	143,357		56,103
U.S. Dollars [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	4,525		10,917
U.S. Dollars [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	$ 4		$ 2
Renminbi [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		558,645		735,501
Renminbi [Member] | USA [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		271		268
Renminbi [Member] | Hong Kong [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		153		152
Renminbi [Member] | China [Member] | Non VIE [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		431,786		383,233
Renminbi [Member] | China [Member] | Variable Interest Entities [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | ¥		¥ 126,435		¥ 351,848